Income Taxes - Changes in Net Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Asset And Liabilities [Line Items]
Net deferred tax liabilities at January 1	$ 2,807	$ 1,546
Change in temporary differences	111	2,257
Change in valuation allowance		2,230
Translation differences	(168)	(605)	(15)
Elimination of deferred tax not transferred to the partnership	(2,750)
Changes in temporary differences after the IPO date	2,141
Net deferred tax liabilities at December 31	2,141	2,807	1,546
Norwegian Ordinary Tax Regime [Member]
Components Of Deferred Tax Asset And Liabilities [Line Items]
Tax loss carry forwards		(935)
Norwegian Tonnage Tax Regime [Member]
Components Of Deferred Tax Asset And Liabilities [Line Items]
Tax loss carry forwards		$ (1,686)